Property, Plant and Equipment - Summary of Future Rentals from Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 2,559,377	¥ 2,115,660
Vehicles and equipment on operating leases [Member] | Within 1 year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	1,200,378	1,003,221
Vehicles and equipment on operating leases [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	837,956	678,342
Vehicles and equipment on operating leases [Member] | Between 2 and 3 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	374,459	314,496
Vehicles and equipment on operating leases [Member] | Between 3 and 4 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	93,396	77,715
Vehicles and equipment on operating leases [Member] | Between 4 and 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	35,953	28,267
Vehicles and equipment on operating leases [Member] | Later than 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 17,235	¥ 13,619